Notes to the Consolidated Statements of Financial Position - Summary Of Other current assets (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Text Block [Abstract]
Other tax receivables	€ 20.5	€ 12.1
Prepaid expenses	2.5	1.1
Miscellaneous other current assets	10.3	6.4
Total	€ 33.4	€ 19.5